July 31, 1998

ELECTRONIC SUBMISSION - VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

     Re:  Barr Rosenberg Series Trust (the "Trust")
          Securities Act of 1933 Registration No. 33-21677 and
          Investment Company Act of 1940 File No. 811-5547
          Rule 497(j) Filing

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

I hereby certify that the Trust's definitive Prospectus and Statement of Additional Information, each dated July 29, 1998, which would have been filed by the Trust pursuant to Rule 497(c), would not have differed from that contained in the Trust's Post-Effective Amendment No. 21 relating to Barr Rosenberg Market Neutral Fund and Barr Rosenberg Double Alpha Market Fund on Form N-1A, filed pursuant to EDGAR on July 29, 1998.

If you have any questions regarding this filing, please do not hesitate to contact the undersigned at (614) 470-8305.


Sincerely,

/s/ Matthew A. Constancio

Matthew Constancio
Manager, Legal & Regulatory Services
BISYS Fund Services


cc:  Byung W. Choi, Esq.      Ropes & Gray
     Linda Kuroda             Barr Rosenberg Series Trust